Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for CEO	Compensation Actually Paid to CEO[1]	Average Summary Compensation Table Total for Non-CEO Named Executive Officers	Average Compensation Actually Paid to Non-CEO Named Executive Officers[2]	Value of initial fixed $100 investment based on:			Net Income (in billions)	Combined Ratio[5]
						Peer Group Total Shareholder Return[4]
					Total Shareholder Return[3]	S&P 500 P/C Group	Value Line P/C Group
2022	$12,748,826	$48,474,661	$3,171,093	$9,195,384	$198.67	$148.53	NA	$0.7	95.8
2021	14,462,961	26,403,691	3,668,598	5,359,600	156.68	124.95	$142.42	3.4	95.3
2020	15,220,523	52,840,789	3,582,178	10,086,445	141.38	106.33	103.87	5.7	87.7

Company Selected Measure Name	Combined ratio
Named Executive Officers, Footnote [Text Block]	Represents amounts for Mrs. Griffith (our CEO since July 2016) as computed in accordance with Item 402(v) of Regulation S-K and includes certain adjustments to the amounts in the "Summary Compensation Table Total for CEO" column for each covered fiscal year.The non-CEO named executive officers include for (i) 2022, Mr. Sauerland, Mr. Callahan, Mr. Murphy, and Ms. Bailo; (ii) 2021, Mr. Sauerland, Mr. Callahan, Remi Kent (Ms. Kent became our Chief Marketing Officer on November 1, 2021), and Michael D. Sieger (Mr. Sieger retired in January 2022); and (iii) 2020, Mr. Sauerland, Mr. Callahan, John A. Barbagallo (Mr. Barbagallo was the Commercial Lines President until mid-January 2021), and Mr. Sieger.
Peer Group Issuers, Footnote [Text Block]	In 2022, we changed our peer group to the Standard & Poor's 500 Property & Casualty Index (S&P 500 P/C Group). We are disclosing our prior peer group, Value Line Property/Casualty Industry Group (Value Line P/C Group), for comparative purposes; however, we are unable to disclose 2022 due to that peer group data being not available (NA) in the current year.
PEO Total Compensation Amount	$ 12,748,826	$ 14,462,961	$ 15,220,523
PEO Actually Paid Compensation Amount	$ 48,474,661	26,403,691	52,840,789
Adjustment To PEO Compensation, Footnote [Text Block]	To determine compensation actually paid, the following adjustments were made to reflect the increase or change in fair value of Stock Awards (defined below) under the circumstances set forth below:[a,b]

	2022	2021	2020
Deduction of the grant date fair value of awards reported in the "Stock Awards" column of the Summary Compensation Table (Stock Awards) for the covered fiscal year	$(9,500,203)	$(9,500,212)	$(9,500,037)
Addition of the year-end fair value of all Stock Awards granted during the covered fiscal year that are outstanding and unvested	16,357,106	12,631,713	25,872,505
Change in the year-end fair value (from prior year-end) of all Stock Awards granted in any prior fiscal year that are outstanding and unvested	23,872,689	8,498,852	16,252,534
Change in the fair value (from prior year-end to vesting date) of all Stock Awards granted in any prior fiscal year that vested	4,996,243	310,377	4,995,264
Total Adjustments	$35,725,835	$11,940,730	$37,620,266
[a] The Stock Awards were granted under the 2015 Plan and include time-based and performance-based restricted stock unit awards. For each covered fiscal year, the additions and changes in fair value in the table above also reflect the value of any reinvested dividend equivalent units applicable to these Stock Awards in connection with dividends paid on the company’s common stock, and changes in the projected vesting factor for performance-based restricted stock unit awards. See “Executive Compensation – Summary Compensation Table,” “Executive Compensation – Narrative Disclosure to Summary Compensation Table and Grants of Plan-Based Awards Table,” “Executive Compensation – Outstanding Equity Awards at Fiscal Year-End,” and “Executive Compensation – Option Exercises and Stock Vested” for further discussion.
[b] The closing stock price as of the last trading day of 2022, 2021, and 2020 was $129.71, $102.65, and $98.88, respectively.

Non-PEO NEO Average Total Compensation Amount	$ 3,171,093	3,668,598	3,582,178
Non-PEO NEO Average Compensation Actually Paid Amount	$ 9,195,384	5,359,600	10,086,445
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	As described in Note 1, to determine compensation actually paid, the following adjustments (expressed as averages) were made to reflect the increase or change in fair value of Stock Awards under the circumstances set forth below:a

	2022	2021	2020
Deduction of the grant date fair value of Stock Awards for the covered fiscal year	$(1,906,333)	$(2,134,497)	$(1,609,480)
Addition of the year-end fair value of all Stock Awards granted during the covered fiscal year that are outstanding and unvested	3,359,339	2,755,577	4,507,590
Change in the year-end fair value (from prior year-end) of all Stock Awards granted in any prior fiscal year that are outstanding and unvested	3,915,370	1,061,423	2,787,532
Change in the fair value (from prior year-end to vesting date) of all Stock Awards granted in any prior fiscal year that vested	655,915	8,499	818,625
Total Adjustments	$6,024,291	$1,691,002	$6,504,267
[a] For additional information, see Notes a and b to Note 1.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Cumulative TSR As shown in the Pay Versus Performance Table, our TSR increased over the covered periods from $141.38 to $198.67. During all of the covered fiscal years, our cumulative TSR outpaced the TSR of our chosen peer groups, the S&P 500 P/C Group (for 2022) and the Value Line P/C Group (for 2021 and 2020).
As noted above, the compensation actually paid amounts to our NEOs during the covered periods reflected changes in the fair value of our time-based and performance-based restricted stock unit awards. These amounts were significantly higher than the values reflected in the Summary Compensation Table totals for each NEO during each covered year.
We do not include TSR as a performance measure in our executive compensation program. Rather, we focus on our stated operating and investment goals and allow the TSR to reflect our achievement of those goals. However, we do provide a high percentage of total compensation to our NEOs in the form of equity awards. Accordingly, as our stock price increases (and TSR likewise increases), we expect that the compensation actually paid amounts to our NEOs will generally increase proportionately.

Compensation Actually Paid vs. Net Income [Text Block]
Net Income As a property-casualty insurance company, we have earnings from both underwriting activity and investment operations. We believe that our shareholder value will be increased in the long run if we continue to focus on profitable growth of our insurance operations and the relative performance of our fixed-maturity portfolio. Net income, which includes the impact of market fluctuations on our equity investments, decreased during the covered periods, from $5.7 billion in 2020, $3.4 billion in 2021, and $0.7 billion in 2022, reflecting the business challenges we faced and the volatility in the market valuations of our equity security portfolio.
Due to our long-term focus on our insurance operations, we make business decisions and set annual targets that are designed to enhance the longer-term performance of those operations. Accordingly, the trends in the compensation actually paid amounts to our NEOs do not correlate with net income as we do not use net income as a performance measure in our executive compensation program.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Relationship Between Compensation Actually Paid and Performance Measures
Compensation Actually Paid As shown in the Pay Versus Performance Table, compensation actually paid decreased from the levels in 2020 to the levels in 2021 (although still meaningfully higher than the Summary Compensation Table totals), before returning again to higher levels in 2022. The variation in these amounts during the covered periods reflected changes to the fair value of our time-based and performance-based restricted stock unit awards, the additional value of any new reinvested dividend equivalent units applicable to these awards, and changes in the projected vesting factor for performance-based awards.
Combined Ratio We have selected our combined ratio as the “company-selected measure” for the Pay Versus Performance Table because it supports a strong pay-for-performance linkage and further aligns our executives’ interests with those of our shareholders. A fundamental tenet of our executive compensation program continues to be to support our long-standing companywide goal of growing as fast as we can at a 96 or better combined ratio while continuing to deliver high-quality customer service. We strongly believe that achieving our target profit margin takes precedence over growing premiums in years where we are challenged to achieve both, as was the case in 2022.
Our Gainshare program is designed to support our long-standing companywide goal. Gainshare payments each year, if any, are based in part on the profitability of our insurance businesses, on a weighted average basis, through our combined ratio performance measure. Accordingly, in years where our combined ratio is higher, the payouts under the Gainshare program are adversely impacted. During all of the covered fiscal years, we satisfied our goal of achieving a 96 or better combined ratio on a companywide basis, although not all of our insurance businesses achieved this target. The combined ratio increased in both 2021 and 2022 compared to the prior year, and the Gainshare payout for each NEO was correspondingly lower. Because Gainshare is a cash incentive program, the value applicable to Gainshare payouts is the same in both the Summary Compensation Table total and the compensation actually paid columns in the Pay Versus Performance Table.
Additionally, our annual performance-based restricted stock unit awards (performance versus market insurance results) include a profitability requirement of a combined ratio of 96 or better over the most recent 12-month period when the vesting is determined. Although our combined ratio increased in 2021 and 2022 compared to the prior year, this increase did not impact compensation actually paid because the additional profitability requirement was met for the awards that vested in those years. The vesting of these awards was included in the applicable compensation actually paid column in the Pay Versus Performance Table and reflected changes in the fair value of these awards as described above.

Total Shareholder Return Vs Peer Group [Text Block]
Relationship Between Our Cumulative TSR and our Peer Groups’ Cumulative TSR
The following graph depicts the relationship between our cumulative TSR and the cumulative TSR of our chosen peer groups for the last three years, assuming $100 was invested at the close of trading on December 31, 2019. In 2022, we changed our peer group to the Standard & Poor’s 500 Property & Casualty Insurance Index (S&P 500 P/C Group). We are disclosing our prior peer group, Value Line Property/Casualty Industry Group (Value Line P/C Group) for comparative purposes; however, we are unable to disclose all three years due to unavailability of that peer group data for 2022. The presentation is consistent with the Pay Versus Performance Table.

Tabular List [Table Text Block]

Name	Combined Ratio	Premium Growth	3-Year Return Fixed Income Portfolio	Policies In Force (PIF) Growth
Susan Patricia Griffith	✔	✔	✔	✔
John P. Sauerland	✔	✔	✔	✔
Patrick K. Callahan	✔	✔		✔
John Murphy	✔	✔		✔
Karen B. Bailo	✔	✔		✔

Total Shareholder Return Amount	$ 198.67	156.68	141.38
Peer Group Total Shareholder Return Amount	148.53	124.95	106.33
Net Income (Loss)	$ 700,000,000	$ 3,400,000,000	$ 5,700,000,000
Company Selected Measure Amount	95.8	95.3	87.7
PEO Name	Mrs. Griffith
Additional 402(v) Disclosure [Text Block]	Total shareholder return is cumulative for the measurement periods beginning on December 31, 2019, and ending on the last fiscal day in 2022, 2021, and 2020, respectively, assuming $100 was invested at the close of trading on December 31, 2019.
Peer Group Total Shareholder Return Amount, Two		$ 142.42	$ 103.87
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Combined Ratio
Non-GAAP Measure Description [Text Block]	Combined ratio is the complement of our underwriting margin. The underwriting margin is the pretax underwriting profit (loss) expressed as a percentage of net premiums earned (i.e., revenues from underwriting operations). The pretax underwriting profit (loss) is calculated as net premiums earned plus fees and other revenues less losses and loss adjustment expenses, policy acquisition costs, other underwriting expenses, and for 2020, policyholder credits.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Premium Growth
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	3-Year Return Fixed Income Portfolio
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Policies In Force (PIF) Growth
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 35,725,835	11,940,730	37,620,266
PEO [Member] | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(9,500,203)	(9,500,212)	(9,500,037)
PEO [Member] | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	16,357,106	12,631,713	25,872,505
PEO [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	23,872,689	8,498,852	16,252,534
PEO [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,996,243	310,377	4,995,264
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,024,291	1,691,002	6,504,267
Non-PEO NEO [Member] | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,906,333)	(2,134,497)	(1,609,480)
Non-PEO NEO [Member] | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,359,339	2,755,577	4,507,590
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,915,370	1,061,423	2,787,532
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 655,915	$ 8,499	$ 818,625